Subsidiaries_Nature Of The Risks Associated With Interests In Consolidated Structured Entities(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
K plus 1st L.L.C And Other Subsidiaries
Disclosure Of Information About Consolidated Structured Entities Line Items [Line Items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 4,082,878
Description Of Terms Of Contractual Arrangements That Could Require Parent Or Subsidiaries To Provide Financial Support To Structured Entity	The Group has provided payment guarantees of KRW 4,082,878 million to K plus 1st L.L.C and other subsidiaries.
KB Sinansan Line Private Special Asset Fund And Other Subsidiaries
Disclosure Of Information About Consolidated Structured Entities Line Items [Line Items]
Exposure Of The Risks Associated With Interests In Consolidated Structured Entities	₩ 1,046,516
Description Of Terms Of Contractual Arrangements That Could Require Parent Or Subsidiaries To Provide Financial Support To Structured Entity	The Group provides capital commitment to 23 subsidiaries including KB Sinansan Line Private Special Asset Fund (SOC). The unexecuted amount of the capital commitment is KRW 1,046,516 million. Based on the capital commitment, the Group is subject to increase its investment upon the request of the asset management company or the additional agreement among investors.
Trusts
Disclosure Of Information About Consolidated Structured Entities Line Items [Line Items]
Description Of Terms Of Contractual Arrangements That Could Require Parent Or Subsidiaries To Provide Financial Support To Structured Entity	The Group provides the guarantees of payment of principal, or principal and fixed rate of return in case the operating results of the trusts are less than the guaranteed principal, or principal and fixed rate of return.